Cover	Nov. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Entity File Number	001-40009
Entity Registrant Name	Quantum FinTech Acquisition Corporation
Entity Central Index Key	0001830795
Entity Tax Identification Number	85-3286402
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4221 W. Boy Scout Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	257-9366
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	QFTA
Security Exchange Name	NYSEAMER
Warrants Each Warrant Exercisable For Onehalf Of One Share Of Common Stock At Exercise Price Of 11. 50 [Member]
Title of 12(b) Security	Warrants, each warrant exercisable for one-half of one share of Common Stock at an exercise price of $11.50
Trading Symbol	QFTAW
Security Exchange Name	NONE